Acquisition of Solar Flow-Through Funds Ltd. (Details Narrative) - CAD ($) $ / shares in Units, $ in Millions	Mar. 20, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Number of shares issued		27,191,075	26,800,000
Solar Flow Through Funds Ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	3,575,638
[custom:NumberOfSharesIssuedAdditional-0]	2,283,929
Additional information about nature and financial effect of business combination	(i) $16.31 million and (ii) the final valuation of the BESS portfolio determined by Evans & Evans, Inc. plus the sale proceeds of any portion of the BESS portfolio that may be sold, in either case divided by the Agreement Date VWAP. The maximum number of additional shares issued for the CVRs will be 2,283,929 SolarBank Shares
Definitive agreement [member] | Solar Flow Through Funds Ltd [member]
IfrsStatementLineItems [Line Items]
Contingent consideration recognised as of acquisition date	$ 41.8
Number of shares issued	5,859,567
[custom:AggregationOfPurchasePrice-0]	$ 41.8
[custom:AggregationOfPurchasePricePerShare-0]	$ 4.50
[custom:WeightedAveragePricePerShare]	$ 7.14